Interests in subsidiaries (Detail 1.3) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Individually significant subsidiaries of Credit Suisse AG
Share capital		$ 346.0	$ 304.0
Credit Suisse International
Individually significant subsidiaries of Credit Suisse AG
Company	Credit Suisse International
Registered office	London, United Kingdom
Primary business division	Non-core and Legacy
Share capital		7,267.5
Equity interest accumulated in %	97.60%
Credit Suisse (Schweiz) AG
Individually significant subsidiaries of Credit Suisse AG
Company	Credit Suisse (Schweiz) AG
Registered office	Zurich, Switzerland
Primary business division	Personal & Corporate Banking
Share capital | SFr	SFr 100.0
Equity interest accumulated in %	100.00%
Credit Suisse Holdings (USA), Inc.
Individually significant subsidiaries of Credit Suisse AG
Company	Credit Suisse Holdings (USA), Inc.
Registered office	Wilmington, United States
Primary business division	Investment Bank
Share capital		$ 0.0
Equity interest accumulated in %	100.00%